INVESTMENTS IN ASSOCIATES	12 Months Ended
Dec. 31, 2018
INVESTMENTS IN ASSOCIATES [abstract]
Disclosure of investments in associates
15.	INVESTMENTS IN ASSOCIATES

Particulars of the principal associates at the end of the reporting period are as follows:

		Nominal value of	Percentage
	Place of	ordinary shares issued and paid-up/	of equity attributable to
Name of associates	establishment	registered capital	the Group	Principal activities
Shanghai Petroleum	Shanghai, PRC	RMB900 million	30.0%	Production, processing and technology
Corporation Limited				consultation of oil, gas and relevant
products in the PRC

CNOOC Finance	Beijing, PRC	RMB4 billion	31.8%	Provision of deposit, transfer, settlement,
Corporation Limited				loan, discounting and other financing
services to CNOOC and its member
entities

To give details of other associates would, in the opinion of the Directors, result in particulars of excessive length.

The Group's investments in associates represent:

	2017	2018
Share of net assets	4,067	4,433

None of the Group's associates are considered to be individually material. The following table illustrates the summarized financial information of the Group's associates in the consolidated financial statements:

	2016	2017	2018

(Loss)/profit for the year	(609)	302	406
Other comprehensive (expense)/income	(127)	36	16
Total comprehensive (expense)/income	(736)	338	422

Dividend of RMB162 million was received from the associates in 2018 (2017: RMB116 million, 2016: RMB135 million).